Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Benefit Pension and Other Postretirement Plans [Member]	Interest Rate Swap Derivative [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
BEGINNING BALANCE at Dec. 29, 2012	$ 1,776,366	$ 1,667	$ 2,284,535	$ (383,652)	$ (125,642)	$ (542)	$ (126,184)
BEGINNING BALANCE (in shares) at Dec. 29, 2012		166,667,000
Settlements/reclassifications of Redeemable common stock	(3,481)		(3,481)
Share-based compensation expense	4,580		4,580
Changes in retirement benefit obligations, net of income tax	122,963				122,963		122,963
Changes in interest rate swap derivative, net of income tax	542					$ 542	542
Net income (loss)	(57,206)			(57,206)
ENDING BALANCE at Dec. 28, 2013	1,843,764	$ 1,667	2,285,634	(440,858)	(2,679)		(2,679)
ENDING BALANCE (in shares) at Dec. 28, 2013		166,667,000
Settlements/reclassifications of Redeemable common stock	(23)		(23)
Share-based compensation expense	6,567		6,567
Changes in retirement benefit obligations, net of income tax	(155,362)				(155,362)		(155,362)
Net income (loss)	(72,914)			(72,914)
ENDING BALANCE at Dec. 27, 2014	1,622,032	$ 1,667	2,292,178	(513,772)	(158,041)		(158,041)
ENDING BALANCE (in shares) at Dec. 27, 2014		166,667,000
Settlements/reclassifications of Redeemable common stock	(8,091)		(8,091)
Share-based compensation expense	8,055		8,055
Changes in retirement benefit obligations, net of income tax	83,663				83,663		83,663
Net income (loss)	167,518			167,518
ENDING BALANCE at Jan. 02, 2016	1,873,177	$ 1,667	$ 2,292,142	$ (346,254)	$ (74,378)		$ (74,378)
ENDING BALANCE (in shares) at Jan. 02, 2016		166,667,000
Changes in retirement benefit obligations, net of income tax	(8,207)
Net income (loss)	132,930
ENDING BALANCE at Oct. 01, 2016	$ 2,493,379